CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 103,244	$ 28,751
Restricted cash	155	154
Short-term bank deposits	10,015	18,015
Trade receivable	1,140
Investment in Evogene	1,858	4,565
Other accounts receivable and prepaid expenses	757	1,731
Total current assets	117,169	53,216
NON-CURRENT INVESTMENTS:
Severance pay fund	2,256	2,129
Total non-current investments	2,256	2,129
NON-CURRENT PREPAID EXPENSES	107	158
PROPERTY AND EQUIPMENT, NET	2,009	1,208
Total assets	121,541	56,711
CURRENT LIABILITIES:
Trade payables	1,330	693
Deferred revenues	3,121	5,318
Other accounts payable and accrued expenses	2,362	1,728
Total current liabilities	6,813	7,739
NON-CURRENT LIABILITIES:
Research and development funding arrangement	13,074	13,189
Deferred revenues	948	1,454
Accrued severance pay	2,577	2,441
Total non-current liabilities	16,599	17,084
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE5)
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at June 30, 2014 and December 31, 2013; 48,468,328 and 41,002,113 shares issued and outstanding at June 30, 2014 and December 31, 2013, respectively	132	111
Additional paid-in capital	308,531	235,351
Accumulated other comprehensive income	1,885	4,628
Accumulated deficit	(212,419)	(208,202)
Total shareholder' equity	98,129	31,888
Total liabilities and shareholders' equity	$ 121,541	$ 56,711